Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other non-current liabilities [text block] [Abstract]
Current and long-term decommissioning liabilities	$ 3.4	$ 3.9
Interest expense	0.1	0.1
Decommissioning liabilities	$ 0.6
Decommissioning liabilities, description	It is expected that the decommissioning liabilities will mature between 2022 and 2062.
Interest payments	$ 15.7